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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
                 ---------------------------------------
   Address:      1177 Avenue of the Americas, 32nd Floor
                 ---------------------------------------
                 New York, NY 10036
                 ---------------------------------------

                 ---------------------------------------

Form 13F File Number: 28-11102
                         -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Jeffrey L. Gates               New York, New York   May 12, 2006
   -------------------------------    ------------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 22
                                        --------------------

Form 13F Information Table Value Total: $442,387
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                                      VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS    SOLE   SHARED  NONE
------------------------- ---------------- --------- -------- --------- ----- ------ --------  ---------- -------  ------ ------
ADESA                            COM       00686U104    24311    909167 SH           SOLE                  909167
ADVANCE AUTO PARTS INC           COM       00751Y106    22929    550650 SH           SOLE                  550650
ADVANCED MEDICAL OPTICS
  INC                            COM       00763M108     7125    152759 SH           SOLE                  152759
ADVANCED MEDICAL OPTICS
  INC                            COM       00763M958      478    400000 SH     PUT   SOLE                  400000
ARBITRON INC                     COM       03875Q108    60444   1787217 SH           SOLE                 1787217
AUTOZONE INC                     COM       053332102    26338    264200 SH           SOLE                  264200
CAVCO INDS INC DEL               COM       149568107     7280    149825 SH           SOLE                  149825
CBS CORP NEW                     COM       124857202    36845   1536507 SH           SOLE                 1536507
CHATTEM INC                      COM       162456107    11153    296230 SH           SOLE                  296230
DARLING INTL INC                 COM       237266101    28870   6168697 SH           SOLE                 6168697
DAVITA INC                       COM       23918K108    31484    522896 SH           SOLE                  522896
DOVER DOWNS GAMING &
  ENTMT I                        COM       260095104    18144    833427 SH           SOLE                  833427
FIRST DATA CORP                  COM       319963104    22088    471768 SH           SOLE                  471768
FINISH LINE INC                  COM       317923100    24082   1463980 SH           SOLE                 1463980
MARVEL ENTERTAINMENT INC         COM       57383T103    16480    819065 SH           SOLE                  819065
METHANEX CORP                    COM       59151K108    12256    597003 SH           SOLE                  597003
MICHAELS STORES                  COM       594087108     8561    227800 SH           SOLE                  227800
MOODYS CORP                      COM       615369105     9611    134500 SH           SOLE                  134500
PAPA JOHNS INTL INC              COM       698813102     9029    275204 SH           SOLE                  275204
PAYLESS SHOESOURCE INC           COM       704379106    28944   1264501 SH           SOLE                 1264501
PLAYTEX PRODUCTS                 COM       72813P100    22817   2179300 SH           SOLE                 2179300
VIACOM INC NEW                   COM       92553P201    13118    338086 SH           SOLE                  338086